Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Summary of earnings per share, basic

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Net profit attributable to owners of the Company	3,274,308	5,968,466	6,143,222

Weighted average number of ordinary shares in issue(thousands of shares)	10,800,000	10,800,000	10,803,690

Basic earnings per share(RMB per share)	RMB 0.303	RMB 0.553	RMB 0.569

Basic earnings per ADS(RMB per ADS)	RMB 30.318	RMB 55.264	RMB 56.862

Summary of earnings per share, diluted

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	3,274,308	5,968,466	6,143,222

Weighted average number of ordinary shares in issue (thousands of shares)	10,800,000	10,800,000	10,803,690
Adjustments for share options granted (thousands of shares)	9,041	8,632	6,179

Weighted average number of ordinary shares for diluted earnings per share (thousands of shares)	10,809,041	10,808,632	10,809,869

Diluted earnings per share (RMB per share)	RMB 0.303	RMB 0.552	RMB 0.568

Diluted earnings per ADS (RMB per ADS)(i)	RMB 30.292	RMB 55.219	RMB 56.830

(i)	ADSs” are references to our American Depositary Shares, which are listed and traded on the New York Stock Exchange. Each ADS represents 100 H Shares.